Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [abstract]
Cash and deposits in banks	$ 653,580.6		$ 452,734.4
Government bonds	3,716.1		2,188.1
Repurchase agreements	1,750.4
Commercial paper	1,123.5		476.8
Cash and cash equivalents	$ 660,170.6	$ 23,510.4	$ 455,399.3	$ 16,217.9	$ 577,814.6	$ 553,391.7